Restoration provisions - Additional Information (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Long term provision for decommissioning restoration and rehabilitation costs	$ 332,420	$ 321,400	$ 0
Weighted average risk free interest rate		0.61%